INTANGIBLE ASSETS - Additional information (Details)	12 Months Ended
Dec. 31, 2022
Software
Other intangible assets
Amortization period	3 years
Scrubber test facility
Other intangible assets
Amortization period	2 years
Customer list
Other intangible assets
Amortization period	7 years